Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of

EquiTrust Life Annuity Account II and

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account II (the Accounts) as of December 31, 2025, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2025, and the results of their operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Forvis Mazars LLP

We have served as the Accounts’ auditor since 2024.

West Des Moines, Iowa

April 30, 2026

Appendix

Subaccounts comprising EquiTrust Life Annuity Account II

Subaccounts
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares
BNY Mellon VIF Appreciation Portfolio - Initial Shares
BNY Mellon VIF Growth & Income Portfolio - Initial Shares
BNY Mellon VIF Small Cap Portfolio - Initial Shares
CVT NASDAQ-100 Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio
CVT S&P MidCap 400 Index Portfolio
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
LVIP American Century Capital Appreciation Fund – Standard II
LVIP American Century Ultra Fund – Standard II
LVIP American Century Value Fund – Standard II
LVIP JPMorgan Mid Cap Value Fund - Standard
LVIP JPMorgan Small Cap Core Fund - Standard
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II
Statements of Assets and Liabilities
December 31, 2025

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation Units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$19,299	$19,299	$-	$19,299	$13,236	337.87	411.51	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,633,954	2,630,411	3,543	2,633,954	2,748,947	78,228.51	53,298.81	71.80
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,202,897	1,202,897	-	1,202,897	921,854	30,238.75	19,983.02	-
BNY Mellon VIF Small Cap Portfolio - Initial Shares	769,125	769,125	-	769,125	716,512	16,023.44	21,069.20	-
CVT NASDAQ-100 Index Portfolio	250,067	243,887	6,180	250,067	106,920	1,263.09	2,065.02	52.32
CVT Russell 2000® Small Cap Index Portfolio	312,614	309,686	2,928	312,614	267,703	3,449.73	6,417.99	60.69
CVT S&P MidCap 400 Index Portfolio	269,275	262,797	6,478	269,275	233,939	2,113.12	4,225.47	104.15
Federated Hermes Government Money Fund II - Service Shares	523,809	523,809	-	523,809	523,809	523,808.50	53,935.72	-
Federated Hermes Managed Volatility Fund II - Primary Shares	1,319,158	1,303,839	15,319	1,319,158	1,255,415	126,842.12	61,830.54	726.44
Federated Hermes Quality Bond Fund II - Primary Shares	673,234	613,846	59,388	673,234	679,863	63,632.70	49,401.05	4,779.44
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,454,470	2,406,381	48,089	2,454,470	1,872,892	40,982.97	23,693.58	473.49
Fidelity® VIP Growth & Income Portfolio - Initial Class	329,896	329,896	-	329,896	266,428	9,891.94	5,752.54	-
Fidelity® VIP Growth Portfolio - Initial Class	478,456	478,456	-	478,456	429,905	4,896.20	6,118.91	-
Fidelity® VIP High Income Portfolio - Service Class 2	334,698	334,698	-	334,698	336,413	72,602.59	11,080.39	-
Fidelity® VIP Index 500 Portfolio - Initial Class	1,636,058	1,617,568	18,490	1,636,058	773,158	2,478.39	24,433.36	279.30
Fidelity® VIP Mid Cap Portfolio - Service Class 2	769,607	769,607	-	769,607	744,115	21,882.47	10,348.27	-
Fidelity® VIP Overseas Portfolio - Initial Class	125,420	125,420	-	125,420	110,619	4,557.43	3,692.16	-
Franklin Global Real Estate VIP Fund - Class 2	13,127	13,127	-	13,127	14,571	1,005.12	693.70	-
Franklin Mutual Shares VIP Fund - Class 2	183,788	165,819	17,969	183,788	183,946	11,415.41	5,051.81	547.44
Franklin Small Cap Value VIP Fund - Class 2	326,522	326,522	-	326,522	298,615	23,541.59	5,645.24	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	246,863	246,863	-	246,863	246,592	17,251.11	5,850.34	-
Franklin U.S. Government Securities VIP Fund - Class 2	114,877	114,877	-	114,877	127,610	10,940.68	8,627.48	-
Templeton Growth VIP Fund - Class 2	74,591	74,591	-	74,591	53,304	5,271.43	2,892.56	-
LVIP American Century Capital Appreciation Fund – Standard II	131,337	131,337	-	131,337	120,048	8,663.36	2,373.96	-
LVIP American Century Ultra Fund – Standard II	391,492	391,492	-	391,492	267,487	12,429.88	5,075.95	-
LVIP American Century Value Fund – Standard II	50,248	26,842	23,406	50,248	41,278	3,889.44	845.47	737.27
LVIP JPMorgan Mid Cap Value Fund - Standard	558,398	558,398	-	558,398	612,698	61,961.57	8,185.29	-
LVIP JPMorgan Small Cap Core Fund - Standard	93,094	93,094	-	93,094	84,213	4,241.95	1,919.34	-
T. Rowe Price All-Cap Opportunities Portfolio	1,579,839	1,579,839	-	1,579,839	1,413,445	39,834.57	18,682.50	-
T. Rowe Price Equity Income Portfolio	976,161	974,137	2,024	976,161	900,681	33,765.50	19,253.53	40.01
T. Rowe Price Mid-Cap Growth Portfolio	1,968,430	1,964,743	3,687	1,968,430	2,149,976	75,130.93	21,082.96	39.56
T. Rowe Price Moderate Allocation Portfolio	1,262,520	1,262,520	-	1,262,520	1,149,992	56,287.13	31,191.39	-
T. Rowe Price International Stock Portfolio	205,409	205,409	-	205,409	190,348	12,918.80	9,042.05	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account II
Statements of Operations
Year Ended December 31, 2025

				Realized gain (loss) on
	Income	Expenses		investments
							Change in
							unrealized
			Net	Realized gain		Net realized	appreciation/	Net increase in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$10	$(246)	$(236)	$236	$1,455	$1,691	$939	$2,394
BNY Mellon VIF Appreciation Portfolio - Initial Shares	9,343	(35,500)	(26,157)	(34,453)	387,769	353,316	(119,542)	207,617
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	5,164	(15,849)	(10,685)	23,011	89,692	112,703	63,521	165,539
BNY Mellon VIF Small Cap Portfolio - Initial Shares	4,929	(10,365)	(5,436)	(8,716)	-	(8,716)	83,403	69,251
CVT NASDAQ-100 Index Portfolio	633	(3,117)	(2,484)	4,916	3,717	8,633	33,485	39,634
CVT Russell 2000® Small Cap Index Portfolio	4,575	(4,017)	558	1,644	14,885	16,529	13,735	30,822
CVT S&P MidCap 400 Index Portfolio	2,834	(3,645)	(811)	921	17,060	17,981	(2,699)	14,471
Federated Hermes Government Money Fund II - Service Shares	19,643	(7,448)	12,195	-	-	-	-	12,195
Federated Hermes Managed Volatility Fund II - Primary Shares	37,656	(17,944)	19,712	(17,214)	22,973	5,759	43,587	69,058
Federated Hermes Quality Bond Fund II - Primary Shares	22,601	(9,494)	13,107	(4,807)	-	(4,807)	28,956	37,256
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,202	(30,742)	(27,540)	92,713	363,550	456,263	(23,610)	405,113
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,777	(5,204)	(427)	76,974	29,574	106,548	(31,851)	74,270
Fidelity® VIP Growth Portfolio - Initial Class	1,320	(6,132)	(4,812)	3,734	58,367	62,101	(1,128)	56,161
Fidelity® VIP High Income Portfolio - Service Class 2	21,657	(4,440)	17,217	(247)	-	(247)	10,061	27,031
Fidelity® VIP Index 500 Portfolio - Initial Class	17,245	(19,777)	(2,532)	68,108	7,238	75,346	144,734	217,548
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,797	(9,885)	(8,088)	5,363	85,496	90,859	(12,849)	69,922
Fidelity® VIP Overseas Portfolio - Initial Class	1,959	(1,679)	280	1,260	10,890	12,150	7,512	19,942
Franklin Global Real Estate VIP Fund - Class 2	179	(178)	1	(91)	-	(91)	889	799
Franklin Mutual Shares VIP Fund - Class 2	3,580	(2,420)	1,160	(958)	17,640	16,682	(1,176)	16,666
Franklin Small Cap Value VIP Fund - Class 2	3,306	(4,350)	(1,044)	(7,663)	25,784	18,121	(627)	16,450
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(3,470)	(3,470)	(3,908)	13,963	10,055	(4,046)	2,539
Franklin U.S. Government Securities VIP Fund - Class 2	3,708	(1,584)	2,124	(1,886)	-	(1,886)	5,633	5,871
Templeton Growth VIP Fund - Class 2	597	(951)	(354)	666	5,125	5,791	8,267	13,704
LVIP American Century Capital Appreciation Fund – Standard II	-	(1,814)	(1,814)	574	21,180	21,754	(13,354)	6,586
LVIP American Century Ultra Fund – Standard II	-	(4,981)	(4,981)	2,243	30,916	33,159	11,537	39,715
LVIP American Century Value Fund – Standard II	777	(658)	119	499	3,681	4,180	2,114	6,413
LVIP JPMorgan Mid Cap Value Fund - Standard	6,179	(7,679)	(1,500)	(5,818)	58,952	53,134	(35,385)	16,249
LVIP JPMorgan Small Cap Core Fund - Standard	556	(1,182)	(626)	(135)	7,052	6,917	1,321	7,612
T. Rowe Price All-Cap Opportunities Portfolio	-	(20,305)	(20,305)	53,222	173,180	226,402	(11,146)	194,951
T. Rowe Price Equity Income Portfolio	15,396	(13,079)	2,317	7,283	92,695	99,978	11,507	113,802

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Operations (continued)
Year Ended December 31, 2025

				Realized gain (loss) on
	Income	Expenses		investments
							Change in
							unrealized
			Net	Realized gain		Net realized	appreciation/	Net increase in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
T. Rowe Price Mid-Cap Growth Portfolio	$-	$(27,807)	$(27,807)	$5,304	$248,513	$253,817	$(187,768)	$38,242
T. Rowe Price Moderate Allocation Portfolio	27,262	(16,685)	10,577	5,895	53,858	59,753	76,670	147,000
T. Rowe Price International Stock Portfolio	3,837	(2,846)	991	1,117	16,853	17,970	12,483	31,444

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2025

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2024	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2025
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$17,245	$(236)	$1,691	$939	$2,394	$-	$-	$(22)	$(318)	$(340)	$2,054	$19,299
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,550,757	(26,157)	353,316	(119,542)	207,617	3,881	(127,084)	(1,961)	744	(124,420)	83,197	2,633,954
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,128,238	(10,685)	112,703	63,521	165,539	1,748	(72,515)	(834)	(19,279)	(90,880)	74,659	1,202,897
BNY Mellon VIF Small Cap Portfolio - Initial Shares	742,418	(5,436)	(8,716)	83,403	69,251	3,269	(47,083)	(1,011)	2,281	(42,544)	26,707	769,125
CVT NASDAQ-100 Index Portfolio	208,471	(2,484)	8,633	33,485	39,634	4,800	(3,096)	18	240	1,962	41,596	250,067
CVT Russell 2000® Small Cap Index Portfolio	290,249	558	16,529	13,735	30,822	680	(9,941)	(95)	899	(8,457)	22,365	312,614
CVT S&P MidCap 400 Index Portfolio	267,234	(811)	17,981	(2,699)	14,471	1,071	(15,480)	(34)	2,013	(12,430)	2,041	269,275
Federated Hermes Government Money Fund II - Service Shares	540,605	12,195	-	-	12,195	2,668	(33,288)	(585)	2,214	(28,991)	(16,796)	523,809
Federated Hermes Managed Volatility Fund II - Primary Shares	1,338,913	19,712	5,759	43,587	69,058	4,547	(79,438)	(992)	(12,930)	(88,813)	(19,755)	1,319,158
Federated Hermes Quality Bond Fund II - Primary Shares	687,076	13,107	(4,807)	28,956	37,256	3,932	(48,130)	197	(7,097)	(51,098)	(13,842)	673,234
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,074,906	(27,540)	456,263	(23,610)	405,113	6,660	(134,273)	(569)	102,633	(25,549)	379,564	2,454,470
Fidelity® VIP Growth & Income Portfolio - Initial Class	362,198	(427)	106,548	(31,851)	74,270	1,350	(17,284)	(174)	(90,464)	(106,572)	(32,302)	329,896
Fidelity® VIP Growth Portfolio - Initial Class	424,248	(4,812)	62,101	(1,128)	56,161	3,439	(3,675)	(272)	(1,445)	(1,953)	54,208	478,456
Fidelity® VIP High Income Portfolio - Service Class 2	308,439	17,217	(247)	10,061	27,031	258	(949)	(96)	15	(772)	26,259	334,698
Fidelity® VIP Index 500 Portfolio - Initial Class	1,308,203	(2,532)	75,346	144,734	217,548	2,141	(48,683)	(233)	157,082	110,307	327,855	1,636,058
Fidelity® VIP Mid Cap Portfolio - Service Class 2	706,392	(8,088)	90,859	(12,849)	69,922	4,180	(13,006)	(423)	2,542	(6,707)	63,215	769,607

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2025

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2024	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2025
Fidelity® VIP Overseas Portfolio - Initial Class	$107,550	$280	$12,150	$7,512	$19,942	$1,553	$(2,793)	$(75)	$(757)	$(2,072)	$17,870	$125,420
Franklin Global Real Estate VIP Fund - Class 2	12,415	1	(91)	889	799	-	(136)	(37)	86	(87)	712	13,127
Franklin Mutual Shares VIP Fund - Class 2	168,893	1,160	16,682	(1,176)	16,666	240	(2,233)	246	(24)	(1,771)	14,895	183,788
Franklin Small Cap Value VIP Fund - Class 2	330,388	(1,044)	18,121	(627)	16,450	4,446	(28,401)	(152)	3,791	(20,316)	(3,866)	326,522
Franklin Small-Mid Cap Growth VIP Fund - Class 2	256,614	(3,470)	10,055	(4,046)	2,539	269	(3,262)	(148)	(9,149)	(12,290)	(9,751)	246,863
Franklin U.S. Government Securities VIP Fund - Class 2	117,764	2,124	(1,886)	5,633	5,871	1,434	(3,555)	(170)	(6,467)	(8,758)	(2,887)	114,877
Templeton Growth VIP Fund - Class 2	62,335	(354)	5,791	8,267	13,704	180	(1,471)	(65)	(92)	(1,448)	12,256	74,591
LVIP American Century Capital Appreciation Fund – Standard II	125,564	(1,814)	21,754	(13,354)	6,586	300	(521)	(87)	(505)	(813)	5,773	131,337
LVIP American Century Ultra Fund – Standard II	351,672	(4,981)	33,159	11,537	39,715	1,500	(565)	(127)	(703)	105	39,820	391,492
LVIP American Century Value Fund – Standard II	45,702	119	4,180	2,114	6,413	174	(2,375)	334	-	(1,867)	4,546	50,248
LVIP JPMorgan Mid Cap Value Fund - Standard	572,792	(1,500)	53,134	(35,385)	16,249	416	(32,371)	(382)	1,694	(30,643)	(14,394)	558,398
LVIP JPMorgan Small Cap Core Fund - Standard	85,017	(626)	6,917	1,321	7,612	5	(417)	(63)	940	465	8,077	93,094
T. Rowe Price All-Cap Opportunities Portfolio	1,457,798	(20,305)	226,402	(11,146)	194,951	5,981	(85,793)	(1,070)	7,972	(72,910)	122,041	1,579,839
T. Rowe Price Equity Income Portfolio	921,837	2,317	99,978	11,507	113,802	4,653	(66,488)	(746)	3,103	(59,478)	54,324	976,161
T. Rowe Price Mid-Cap Growth Portfolio	2,138,995	(27,807)	253,817	(187,768)	38,242	7,149	(223,406)	(1,803)	9,253	(208,807)	(170,565)	1,968,430
T. Rowe Price Moderate Allocation Portfolio	1,145,912	10,577	59,753	76,670	147,000	7,263	(38,519)	(1,231)	2,095	(30,392)	116,608	1,262,520

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2025

		Operations				Contract transactions
Transfers
between
				Change in					subaccounts,	Net increase
				unrealized					including	(decrease) in
		Net	Net realized	appreciation/	Net increase		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	in net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2024	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2025
T. Rowe Price International Stock Portfolio	$201,177	$991	$17,970	$12,483	$31,444	$1,654	$(28,036)	$(206)	$(624)	$(27,212)	$4,232	$205,409

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2024

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2023	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2024
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$14,196	$(168)	$249	$3,145	$3,226	$-	$-	$(23)	$(154)	$(177)	$3,049	$17,245
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,424,037	(24,545)	156,012	131,928	263,395	110,059	(244,449)	(2,101)	(184)	(136,675)	126,720	2,550,757
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,053,774	(9,701)	99,981	120,406	210,686	5,680	(42,176)	(846)	(98,880)	(136,222)	74,464	1,128,238
BNY Mellon VIF Small Cap Portfolio - Initial Shares	797,541	(5,367)	(445)	29,983	24,171	3,572	(86,788)	(1,096)	5,018	(79,294)	(55,123)	742,418
CVT NASDAQ-100 Index Portfolio	157,247	(1,902)	20,479	19,613	38,190	-	(7,061)	7	20,088	13,034	51,224	208,471
CVT Russell 2000® Small Cap Index Portfolio	289,480	(600)	10,583	17,114	27,097	11,280	(36,048)	(110)	(1,450)	(26,328)	769	290,249
CVT S&P MidCap 400 Index Portfolio	269,124	(758)	18,944	13,381	31,567	1,067	(35,770)	(60)	1,306	(33,457)	(1,890)	267,234
Federated Hermes Government Money Fund II - Service Shares	480,261	14,627	-	-	14,627	118,709	(85,743)	(612)	13,363	45,717	60,344	540,605
Federated Hermes Managed Volatility Fund II - Primary Shares	1,185,539	9,717	(22,905)	174,355	161,167	114,772	(126,240)	(1,187)	4,862	(7,793)	153,374	1,338,913
Federated Hermes Quality Bond Fund II - Primary Shares	711,985	11,248	(12,077)	16,920	16,091	32,938	(84,952)	90	10,924	(41,000)	(24,909)	687,076
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,737,226	(24,291)	392,548	169,553	537,810	30,320	(200,226)	(797)	(29,427)	(200,130)	337,680	2,074,906
Fidelity® VIP Growth & Income Portfolio - Initial Class	421,296	(633)	100,719	(23,323)	76,763	2,890	(52,440)	(128)	(86,183)	(135,861)	(59,098)	362,198
Fidelity® VIP Growth Portfolio - Initial Class	344,211	(5,617)	105,125	(955)	98,553	3,300	(9,759)	(271)	(11,786)	(18,516)	80,037	424,248
Fidelity® VIP High Income Portfolio - Service Class 2	55,173	16,432	(223)	(3,971)	12,238	18	-	(67)	241,077	241,028	253,266	308,439
Fidelity® VIP Index 500 Portfolio - Initial Class	1,165,922	(2,041)	152,732	115,038	265,729	17,636	(69,869)	(321)	(70,894)	(123,448)	142,281	1,308,203
Fidelity® VIP Mid Cap Portfolio - Service Class 2	660,922	(7,318)	103,870	1,940	98,492	19,667	(62,071)	(475)	(10,143)	(53,022)	45,470	706,392

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2023	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2024
Fidelity® VIP Overseas Portfolio - Initial Class	$104,464	$296	$8,100	$(4,992)	$3,404	$12,195	$(13,389)	$(79)	$955	$(318)	$3,086	$107,550
Franklin Global Real Estate VIP Fund - Class 2	24,271	43	(2,295)	1,858	(394)	-	(11,760)	(43)	341	(11,462)	(11,856)	12,415
Franklin Mutual Shares VIP Fund - Class 2	188,456	861	(6,185)	21,219	15,895	120	(31,825)	188	(3,941)	(35,458)	(19,563)	168,893
Franklin Small Cap Value VIP Fund - Class 2	382,536	(1,621)	(18,288)	56,339	36,430	16,367	(104,515)	(245)	(185)	(88,578)	(52,148)	330,388
Franklin Small-Mid Cap Growth VIP Fund - Class 2	236,586	(3,444)	(1,617)	27,364	22,303	274	(601)	(125)	(1,823)	(2,275)	20,028	256,614
Franklin U.S. Government Securities VIP Fund - Class 2	132,999	1,888	(3,296)	937	(471)	1,056	(16,710)	(198)	1,088	(14,764)	(15,235)	117,764
Templeton Growth VIP Fund - Class 2	62,390	(292)	927	1,794	2,429	180	(2,220)	(49)	(395)	(2,484)	(55)	62,335
LVIP American Century Capital Appreciation Fund – Standard II	116,132	(1,690)	9,176	17,749	25,235	300	(10,285)	(104)	(5,714)	(15,803)	9,432	125,564
LVIP American Century Ultra Fund – Standard II	277,418	(4,468)	27,663	51,679	74,874	1,350	(412)	(127)	(1,431)	(620)	74,254	351,672
LVIP American Century Value Fund – Standard II	43,927	698	2,824	(78)	3,444	54	(1,997)	274	-	(1,669)	1,775	45,702
LVIP JPMorgan Mid Cap Value Fund - Standard	804,904	(3,253)	100,645	(7,982)	89,410	6,595	(93,756)	(405)	(233,956)	(321,522)	(232,112)	572,792
LVIP JPMorgan Small Cap Core Fund - Standard	77,898	(491)	1,193	7,272	7,974	-	-	(59)	(796)	(855)	7,119	85,017
T. Rowe Price All-Cap Opportunities Portfolio	1,335,215	(19,425)	243,805	80,076	304,456	9,895	(174,515)	(1,110)	(16,143)	(181,873)	122,583	1,457,798
T. Rowe Price Equity Income Portfolio	1,055,642	4,118	76,411	27,531	108,060	31,066	(203,548)	(856)	(68,527)	(241,865)	(133,805)	921,837
T. Rowe Price Mid-Cap Growth Portfolio	2,193,076	(30,668)	257,715	(60,346)	166,701	115,337	(189,965)	(2,042)	(144,112)	(220,782)	(54,081)	2,138,995
T. Rowe Price Moderate Allocation Portfolio	1,143,250	10,106	32,695	50,189	92,990	5,702	(111,552)	(1,266)	16,788	(90,328)	2,662	1,145,912

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Transfers
between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2023	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2024
T. Rowe Price International Stock Portfolio	$256,139	$(1,483)	$5,798	$4,695	$9,010	$1,450	$(67,501)	$(224)	$2,303	$(63,972)	$(54,962)	$201,177

See accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.

BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares

BNY Mellon Variable Investment Fund

BNY Mellon VIF Appreciation Portfolio - Initial Shares

BNY Mellon VIF Growth & Income Portfolio - Initial Shares

BNY Mellon VIF Small Cap Portfolio - Initial Shares (2)

Calvert Variable Trust, Inc.

CVT NASDAQ-100 Index Portfolio

CVT Russell 2000® Small Cap Index Portfolio

CVT S&P MidCap 400 Index Portfolio

Federated Hermes Insurance Series

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® Variable Insurance Products Funds

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

Lincoln Variable Insurance Products Trust

LVIP American Century Capital Appreciation Fund Standard II

LVIP American Century Inflation Protection Fund - Standard II (1)

LVIP American Century Mid Cap Value Fund – Standard II (1)

LVIP American Century Ultra Fund – Standard II

LVIP American Century Value Fund – Standard II

LVIP JPMorgan Mid Cap Value Fund – Standard

LVIP JPMorgan Small Cap Core Fund – Standard

T. Rowe Price Equity Series, Inc.

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2025 and 2024; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	Effective December 31, 2025, BNY Mellon Variable Investment Fund changed the name of BNY Mellon VIF Opportunistic Small Cap Portfolio fund to BNY Mellon VIF Small Cap Portfolio.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

At December 31, 2025, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1 in accordance with accounting principles generally accepted in the United States of America. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $45 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2025:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$1,465	$586

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	399,950	162,758
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	97,416	109,289
BNY Mellon VIF Small Cap Portfolio - Initial Shares	14,161	62,141

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	9,191	5,996
CVT Russell 2000® Small Cap Index Portfolio	21,991	15,005
CVT S&P MidCap 400 Index Portfolio	22,446	18,627

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	43,938	60,734
Federated Hermes Managed Volatility Fund II - Primary Shares	64,237	110,365
Federated Hermes Quality Bond Fund II - Primary Shares	28,794	66,785

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	483,381	172,920
Fidelity® VIP Growth & Income Portfolio - Initial Class	101,982	179,407
Fidelity® VIP Growth Portfolio - Initial Class	62,251	10,649
Fidelity® VIP High Income Portfolio - Service Class 2	21,882	5,437
Fidelity® VIP Index 500 Portfolio - Initial Class	201,544	86,531
Fidelity® VIP Mid Cap Portfolio - Service Class 2	93,656	22,955
Fidelity® VIP Overseas Portfolio - Initial Class	15,462	6,364

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	264	350
Franklin Mutual Shares VIP Fund - Class 2	21,998	4,969
Franklin Small Cap Value VIP Fund - Class 2	36,721	32,297
Franklin Small-Mid Cap Growth VIP Fund - Class 2	16,127	17,924
Franklin U.S. Government Securities VIP Fund - Class 2	5,083	11,717
Templeton Growth VIP Fund - Class 2	5,780	2,457

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	$21,606	$3,053
LVIP American Century Ultra Fund – Standard II	32,075	6,035
LVIP American Century Value Fund – Standard II	4,934	3,001
LVIP JPMorgan Mid Cap Value Fund - Standard	66,787	39,978
LVIP JPMorgan Small Cap Core Fund - Standard	8,522	1,631

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	254,414	174,449
T. Rowe Price Equity Income Portfolio	121,193	85,659
T. Rowe Price Mid-Cap Growth Portfolio	258,593	246,694
T. Rowe Price Moderate Allocation Portfolio	95,139	61,096

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	21,981	31,349

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2025 and 2024:

	Period Ended December 31,
	2025			2024
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	-	7	(7)	-	5	(5)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	81	2,816	(2,735)	2,391	5,595	(3,204)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	57	1,670	(1,613)	553	3,367	(2,814)
BNY Mellon VIF Small Cap Portfolio - Initial Shares	316	1,507	(1,191)	155	2,564	(2,409)

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	51	30	21	223	79	144
CVT Russell 2000® Small Cap Index Portfolio	67	259	(192)	393	1,020	(627)
CVT S&P MidCap 400 Index Portfolio	52	262	(210)	154	732	(578)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	2,591	5,601	(3,010)	14,159	9,431	4,728
Federated Hermes Managed Volatility Fund II - Primary Shares	300	4,765	(4,465)	5,991	6,591	(600)
Federated Hermes Quality Bond Fund II - Primary Shares	618	4,832	(4,214)	3,712	7,306	(3,594)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,223	1,532	(309)	1,044	3,604	(2,560)
Fidelity® VIP Growth & Income Portfolio - Initial Class	1,408	3,223	(1,815)	235	3,276	(3,041)
Fidelity® VIP Growth Portfolio - Initial Class	52	81	(29)	298	564	(266)
Fidelity® VIP High Income Portfolio - Service Class 2	11	39	(28)	8,982	2	8,980
Fidelity® VIP Index 500 Portfolio - Initial Class	2,922	1,161	1,761	1,180	3,421	(2,241)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	113	208	(95)	330	1,177	(847)
Fidelity® VIP Overseas Portfolio - Initial Class	89	156	(67)	435	458	(23)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	6	10	(4)	25	669	(644)
Franklin Mutual Shares VIP Fund - Class 2	30	90	(60)	17	1,286	(1,269)
Franklin Small Cap Value VIP Fund - Class 2	157	576	(419)	401	2,071	(1,670)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	56	354	(298)	4	62	(58)
Franklin U.S. Government Securities VIP Fund - Class 2	115	794	(679)	212	1,411	(1,199)
Templeton Growth VIP Fund - Class 2	3	62	(59)	4	123	(119)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	Period Ended December 31,
	2025			2024
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	9	24	(15)	8	342	(334)
LVIP American Century Ultra Fund – Standard II	22	20	2	21	31	(10)
LVIP American Century Value Fund – Standard II	19	83	(64)	13	75	(62)
LVIP JPMorgan Mid Cap Value Fund - Standard	31	517	(486)	125	5,185	(5,060)
LVIP JPMorgan Small Cap Core Fund - Standard	23	10	13	2	20	(18)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	997	2,087	(1,090)	137	2,715	(2,578)
T. Rowe Price Equity Income Portfolio	310	1,565	(1,255)	1,100	6,470	(5,370)
T. Rowe Price Mid-Cap Growth Portfolio	154	2,470	(2,316)	1,333	3,799	(2,466)
T. Rowe Price Moderate Allocation Portfolio	420	1,198	(778)	1,087	3,732	(2,645)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	77	1,377	(1,300)	179	3,243	(3,064)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2025, 2024, 2023, 2022 and 2021, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2025	412	$46.90	$19,299	0.06%	1.40%	14.08%
2024	419	41.11	17,245	0.37	1.40	22.86
2023	424	33.46	14,196	0.53	1.40	21.81
2022	413	27.47	11,352	0.40	1.40	(24.14)
2021	1,505	36.21	54,478	0.60	1.40	24.95
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2025	53,371	49.35	2,633,954	0.37	1.40	8.56
2024	56,106	45.46	2,550,757	0.42	1.40	11.23
2023	59,310	40.87	2,424,037	0.71	1.40	19.29
2022	64,731	34.26	2,217,530	0.67	1.40	(19.20)
2021	67,626	42.40	2,867,054	0.44	1.40	25.41
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2025	19,983	60.20	1,202,897	0.45	1.40	15.24
2024	21,596	52.24	1,128,238	0.53	1.40	21.01
2023	24,410	43.17	1,053,774	0.65	1.40	24.95
2022	28,110	34.55	971,267	0.80	1.40	(16.00)
2021	29,094	41.13	1,196,620	0.47	1.40	23.92
BNY Mellon VIF Small Cap Portfolio - Initial Shares:
2025	21,069	36.50	769,125	0.66	1.40	9.45
2024	22,260	33.35	742,418	0.70	1.40	3.15
2023	24,669	32.33	797,541	0.34	1.40	7.77
2022	26,347	30.00	790,312	-	1.40	(17.76)
2021	33,637	36.48	1,227,060	0.11	1.40	14.86
CVT NASDAQ-100 Index Portfolio:
2025	2,117	118.10	250,067	0.28	1.40	18.73
2024	2,096	99.47	208,471	0.36	1.40	23.46
2023	1,952	80.57	157,247	0.34	1.40	52.28
2022	2,025	52.91	107,152	0.17	1.40	(33.57)
2021	2,264	79.65	180,313	0.28	1.40	25.12
CVT Russell 2000® Small Cap Index Portfolio:
2025	6,479	48.25	312,614	1.58	1.40	10.89
2024	6,671	43.51	290,249	1.20	1.40	9.68
2023	7,298	39.67	289,480	0.87	1.40	14.99
2022	7,694	34.50	265,395	0.81	1.40	(21.61)
2021	7,928	44.01	348,897	0.74	1.40	12.96
CVT S&P MidCap 400 Index Portfolio:
2025	4,330	62.19	269,275	1.08	1.40	5.66
2024	4,540	58.86	267,234	1.13	1.40	11.92
2023	5,118	52.59	269,124	1.10	1.40	14.53
2022	6,246	45.92	286,784	0.94	1.40	(14.52)
2021	8,751	53.72	470,151	0.79	1.40	22.70

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Federated Hermes Government Money Fund II - Service Shares:
2025	53,936	$9.71	$523,809	3.67%	1.40%	2.32%
2024	56,946	9.49	540,605	4.56	1.40	3.15
2023	52,218	9.20	480,261	4.42	1.40	3.14
2022	59,502	8.92	530,899	1.13	1.40	(0.22)
2021	64,462	8.94	576,511	-	1.40	(1.43)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2025	62,557	21.09	1,319,158	2.92	1.40	5.56
2024	67,022	19.98	1,338,913	2.18	1.40	13.98
2023	67,622	17.53	1,185,539	1.87	1.40	7.15
2022	73,014	16.36	1,194,248	1.93	1.40	(14.92)
2021	87,219	19.23	1,677,239	1.79	1.40	16.90
Federated Hermes Quality Bond Fund II - Primary Shares:
2025	54,180	12.43	673,234	3.31	1.40	5.61
2024	58,394	11.77	687,076	3.03	1.40	2.44
2023	61,988	11.49	711,985	2.78	1.40	4.74
2022	72,768	10.97	798,484	2.62	1.40	(10.52)
2021	82,084	12.26	1,006,670	2.51	1.40	(2.78)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2025	24,167	101.56	2,454,470	0.14	1.40	19.81
2024	24,476	84.77	2,074,906	0.18	1.40	31.92
2023	27,036	64.26	1,737,226	0.47	1.40	31.63
2022	30,258	48.82	1,477,250	0.50	1.40	(27.33)
2021	33,590	67.18	2,256,649	0.06	1.40	26.06
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2025	5,753	57.35	329,896	1.28	1.40	19.83
2024	7,568	47.86	362,198	1.25	1.40	20.52
2023	10,609	39.71	421,296	1.66	1.40	17.07
2022	10,916	33.92	370,258	1.66	1.40	(6.25)
2021	11,080	36.18	400,904	2.44	1.40	24.20
Fidelity® VIP Growth Portfolio - Initial Class:
2025	6,119	78.19	478,456	0.30	1.40	13.30
2024	6,148	69.01	424,248	-	1.40	28.58
2023	6,414	53.67	344,211	0.12	1.40	34.38
2022	7,287	39.94	291,063	0.61	1.40	(25.50)
2021	7,391	53.61	396,272	-	1.40	21.51
Fidelity® VIP High Income Portfolio - Service Class 2:
2025	11,080	30.21	334,698	6.78	1.40	8.79
2024	11,108	27.77	308,439	10.97	1.40	7.14
2023	2,128	25.92	55,173	5.75	1.40	8.72
2022	2,175	23.84	51,861	5.12	1.40	(12.90)
2021	2,233	27.37	61,116	5.37	1.40	2.86
Fidelity® VIP Index 500 Portfolio - Initial Class:
2025	24,713	66.20	1,636,058	1.21	1.40	16.14
2024	22,952	57.00	1,308,203	1.24	1.40	23.16
2023	25,193	46.28	1,165,922	1.49	1.40	24.44
2022	25,012	37.19	930,072	1.37	1.40	(19.33)
2021	28,299	46.10	1,304,607	1.25	1.40	26.82

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2025	10,348	$74.37	$769,607	0.25%	1.40%	9.95%
2024	10,443	67.64	706,392	0.35	1.40	15.54
2023	11,290	58.54	660,922	0.39	1.40	13.23
2022	11,609	51.70	600,259	0.26	1.40	(16.15)
2021	13,070	61.66	805,818	0.36	1.40	23.59
Fidelity® VIP Overseas Portfolio - Initial Class:
2025	3,692	33.97	125,420	1.62	1.40	18.73
2024	3,759	28.61	107,550	1.67	1.40	3.58
2023	3,782	27.62	104,464	1.02	1.40	18.85
2022	4,112	23.24	95,569	1.08	1.40	(25.51)
2021	4,066	31.20	126,866	0.54	1.40	18.05
Franklin Global Real Estate VIP Fund - Class 2:
2025	694	18.92	13,127	1.39	1.40	6.41
2024	698	17.78	12,415	1.68	1.40	(1.71)
2023	1,342	18.09	24,271	2.88	1.40	9.90
2022	1,360	16.46	22,382	2.37	1.40	(27.07)
2021	1,397	22.57	31,528	1.02	1.40	25.04
Franklin Mutual Shares VIP Fund - Class 2:
2025	5,599	32.82	183,788	2.06	1.40	9.95
2024	5,659	29.85	168,893	1.89	1.40	9.74
2023	6,928	27.20	188,456	1.78	1.40	11.89
2022	7,815	24.31	189,969	1.83	1.40	(8.71)
2021	8,289	26.63	220,695	2.87	1.40	17.57
Franklin Small Cap Value VIP Fund - Class 2:
2025	5,645	57.84	326,522	1.06	1.40	6.17
2024	6,064	54.48	330,388	0.96	1.40	10.15
2023	7,734	49.46	382,536	0.52	1.40	11.20
2022	7,951	44.48	353,650	0.99	1.40	(11.31)
2021	8,444	50.15	423,448	1.01	1.40	23.64
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2025	5,850	42.20	246,863	-	1.40	1.10
2024	6,148	41.74	256,614	-	1.40	9.50
2023	6,206	38.12	236,586	-	1.40	24.98
2022	6,312	30.50	192,513	-	1.40	(34.61)
2021	8,512	46.64	396,986	-	1.40	8.52
Franklin U.S. Government Securities VIP Fund - Class 2:
2025	8,627	13.32	114,877	3.25	1.40	5.30
2024	9,306	12.65	117,764	2.94	1.40	(0.08)
2023	10,505	12.66	132,999	2.73	1.40	3.01
2022	11,316	12.29	139,047	2.38	1.40	(11.01)
2021	12,007	13.81	165,770	2.39	1.40	(3.16)
Templeton Growth VIP Fund - Class 2:
2025	2,893	25.79	74,591	0.87	1.40	22.11
2024	2,952	21.12	62,335	0.95	1.40	3.94
2023	3,071	20.32	62,390	3.79	1.40	19.39
2022	5,195	17.02	88,438	0.16	1.40	(12.76)
2021	7,799	19.51	152,115	1.08	1.40	3.45

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

LVIP American Century Capital Appreciation Fund – Standard II:
2025	2,374	$55.32	$131,337	-%	1.40%	5.23%
2024	2,389	52.57	125,564	-	1.40	23.26
2023	2,723	42.65	116,132	-	1.40	19.03
2022	3,804	35.83	136,308	-	1.40	(29.11)
2021	4,760	50.54	240,566	-	1.40	9.61
LVIP American Century Ultra Fund – Standard II:
2025	5,076	77.13	391,492	-	1.40	11.28
2024	5,074	69.31	351,672	-	1.40	27.01
2023	5,084	54.57	277,418	-	1.40	41.52
2022	5,095	38.56	196,434	-	1.40	(33.30)
2021	8,613	57.81	497,912	-	1.40	21.45
LVIP American Century Value Fund – Standard II:
2025	1,583	31.75	50,248	1.64	1.40	14.41
2024	1,647	27.75	45,702	2.94	1.40	7.98
2023	1,709	25.70	43,927	2.38	1.40	7.58
2022	1,825	23.89	43,584	2.05	1.40	(0.83)
2021	2,103	24.09	50,658	1.72	1.40	22.78
LVIP JPMorgan Mid Cap Value Fund - Standard:
2025	8,185	68.22	558,398	1.12	1.40	3.27
2024	8,671	66.06	572,792	0.96	1.40	12.69
2023	13,731	58.62	804,904	3.15	1.40	9.39
2022	14,759	53.59	790,894	0.94	1.40	(9.42)
2021	17,299	59.16	1,023,433	0.90	1.40	28.11
LVIP JPMorgan Small Cap Core Fund - Standard:
2025	1,919	48.50	93,094	0.65	1.40	8.74
2024	1,906	44.60	85,017	0.81	1.40	10.15
2023	1,924	40.49	77,898	1.39	1.40	11.54
2022	1,875	36.30	68,060	0.47	1.40	(20.46)
2021	2,109	45.64	96,263	0.53	1.40	19.73
T. Rowe Price All-Cap Opportunities Portfolio:
2025	18,683	84.56	1,579,839	-	1.40	14.69
2024	19,773	73.73	1,457,798	0.07	1.40	23.42
2023	22,351	59.74	1,335,215	0.25	1.40	27.19
2022	23,628	46.97	1,109,735	-	1.40	(22.59)
2021	24,983	60.68	1,515,820	-	1.40	19.14
T. Rowe Price Equity Income Portfolio:
2025	19,294	50.60	976,161	1.64	1.40	12.80
2024	20,549	44.86	921,837	1.80	1.40	10.14
2023	25,919	40.73	1,055,642	2.05	1.40	8.04
2022	30,438	37.70	1,147,512	1.83	1.40	(4.68)
2021	36,351	39.55	1,437,614	1.55	1.40	23.83
T. Rowe Price Mid-Cap Growth Portfolio:
2025	21,123	93.19	1,968,430	-	1.40	2.11
2024	23,439	91.26	2,138,995	-	1.40	7.80
2023	25,905	84.66	2,193,076	-	1.40	18.31
2022	28,669	71.56	2,051,495	-	1.40	(23.64)
2021	33,180	93.72	3,109,668	-	1.40	13.26

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Moderate Allocation Portfolio:
2025	31,191	$40.48	$1,262,520	2.27%	1.40%	12.95%
2024	31,969	35.84	1,145,912	2.28	1.40	8.51
2023	34,614	33.03	1,143,250	2.30	1.40	13.78
2022	37,852	29.03	1,098,971	1.53	1.40	(19.45)
2021	41,822	36.04	1,507,252	0.98	1.40	8.55
T. Rowe Price International Stock Portfolio:
2025	9,042	22.72	205,409	1.87	1.40	16.81
2024	10,342	19.45	201,177	0.80	1.40	1.78
2023	13,406	19.11	256,139	1.00	1.40	14.64
2022	13,892	16.67	231,533	0.76	1.40	(16.94)
2021	15,249	20.07	306,116	0.58	1.40	(0.10)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Segment Reporting

Each subaccount, as detailed in Note 1, represents a single operating segment. The Chief Operating Officer of the Company acts as the Chief Operating Decision Maker (CODM) and monitors the operating results of each subaccount. The change in net assets resulting from operations, which is used by the CODM to assess the subaccount’s performance, is consistent with that presented within the subaccount’s financial statements. Subaccount assets are reflected on the accompanying Statement of Assets and Liabilities and significant segment expenses are listed on the accompanying Statement of Operations.